                          GOVERNMENT & AGENCY PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

               Supplement dated June 30, 2006 to the Statement of
                 Additional Information dated December 20, 2005
                         as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 19 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 30, 2006
       to the Statement of Additional Information dated December 20, 2005 as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 18 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."

                             LIQUID ASSETS PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 30, 2006
       to the Statement of Additional Information dated December 20, 2005 as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 19 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."

                               TREASURY PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 30, 2006
       to the Statement of Additional Information dated December 20, 2005 as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 18 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."

                              STIC PRIME PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 30, 2006
       to the Statement of Additional Information dated December 20, 2005 as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 19 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."

                              CASH ASSETS PORTFOLIO

                          SHORT-TERM INVESTMENTS TRUST

                              (INSTITUTIONAL CLASS)

               Supplement dated June 30, 2006 to the Statement of
                 Additional Information dated December 20, 2005
                         as supplemented March 31, 2006


The following information replaces the second paragraph in its entirety appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 9 of the Statement of Additional
Information:

                  "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset based fee."